OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
The company’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Note	2022	2021
Lease liabilities		$338	$346
Regulatory liabilities(1)		149	130
Pension obligations		43	64
Concession payment liability		10	10
Other		75	86
		$615	$636
(1)    Regulatory liabilities are related to the regulated pricing mechanism at certain of the company’s Spanish assets.